Parts and Supplies Inventory	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Parts and Supplies Inventory

9. Parts and Supplies Inventory

Parts and supplies inventory consists primarily of aircraft parts and materials and supplies. Parts and supplies inventory, net of reserve, consisted of the following:

	December 31, 2025	December 31, 2024
Aircraft parts	$4,820	$5,101
Materials and supplies	457	753
Less: parts and supplies inventory reserve	(209)	(196)
	$5,068	$5,658